Trade and other payables	12 Months Ended
Dec. 31, 2023
Trade and other payables.
Trade and other payables

21.Trade and other payables

	2023	2022
	$’000	$'000
Current
Trade payables	330,622	442,959
Deferred revenue	41,462	86,363
Withholding tax payable	3,555	5,820
Payroll and other related statutory liabilities	46,282	45,331
VAT payables	37,829	51,103
Other payables	72,877	37,573
	532,627	669,149

Non-current
Other payables	4,629	1,459
	4,629	1,459

Included in deferred revenue is $7.9 million (2022: $22.9 million, 2021: $2.8 million) which relates to contract liabilities.

The contract liabilities relating to December 31, 2022 were fully recognized in revenue during the year end December 31, 2023.